Disposals and impairment (Tables)	12 Months Ended
Dec. 31, 2025
Impairment Of Assets [Abstract]
Summary of amounts recognized in the income statement in respect of disposals and impairments	The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2025	2024	2023
Gains on sale of businesses and fixed assets
gas & low carbon energy	258	297	19
oil production & operations	407	144	297
customers & products	317	190	44
other businesses & corporate	5	47	9
	987	678	369

			$ million
	2025	2024	2023
Losses on sale of businesses and fixed assets, and closures
gas & low carbon energy	410	303	9
oil production & operations	110	19	5
customers & products	118	1,457	143
other businesses & corporate	4	27	(1)
	642	1,806	156
Impairment losses
gas & low carbon energy[a]	4,146	3,310	2,213
oil production & operations	454	1,155	1,840
customers & products[a]	926	1,144	1,614
other businesses & corporate	3	24	80
	5,529	5,633	5,747
Impairment reversals
gas & low carbon energy	(108)	(44)	(1)
oil production & operations	(12)	(384)	(26)
customers & products	(14)	(1)	—
other businesses & corporate	—	(15)	(19)
	(134)	(444)	(46)
Impairment and losses on sale of businesses and fixed assets, and closures	6,037	6,995	5,857
a2024 balances and related narrative has been restated to reflect the move of our Archaea Energy business from the customers & products segment to the gas & low carbon energy segment.

Summary of disposal proceeds and principal gains and losses on disposals by segment	Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2025	2024	2023
Proceeds from disposals of fixed assets	1,142	328	133
Proceeds from disposals of businesses, net of cash disposed	1,714	2,578	1,193
	2,856	2,906	1,326
By business
gas & low carbon energy	1,702	840	536
oil production & operations	272	1,699	333
customers & products	840	291	436
other businesses & corporate	42	76	21
	2,856	2,906	1,326

Summary financial information relating to the sale of business

			$ million
	2025	2024	2023

Non-current assets	3,998	1,775	1,145
Current assets	571	1,985	557
Non-current liabilities	(320)	(548)	(60)
Current liabilities	(213)	(424)	(454)
Total carrying amount of net assets disposed	4,036	2,788	1,188
Recycling of foreign exchange on disposal	41	943	—
Costs on disposal	54	123	57
	4,131	3,854	1,245
Gains (losses) on sale of businesses	358	(888)	158
Total consideration	4,489	2,966	1,403
Non-cash consideration	(3,133)	(1,003)	(51)
Consideration received (receivable)	358	615	(159)
Proceeds from the sale of businesses, net of cash disposed[a]	1,714	2,578	1,193
aProceeds are stated net of cash and cash equivalents disposed of $61 million (2024 $500 million and 2023 $33 million).